Loans from Third Parties (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Loans from Third Parties [Abstract]
Loans from third parties	¥ 2,951,275	$ 422,027	¥ 19,856,630	¥ 1,124,048
Interest expenses of the loans	¥ 799,239	$ 114,290	¥ 623,866	¥ 946,461